Cash flow information (Tables)	12 Months Ended
Jun. 30, 2025
Cash used in operations
Schedule of cash used in operations

		2025	2024	2023
	Note	£’000	£’000	£’000
Loss before income tax		(39,664)	(130,724)	(32,574)
Adjustments for:
Depreciation	13, 14, 15	17,002	16,526	13,848
Amortization	16	196,373	190,123	172,684
Profit on disposal of intangible assets	8	(48,742)	(37,422)	(20,424)
Net finance costs	9	21,234	61,371	21,394
Non-cash employee benefit expense - equity-settled share-based payments	28	658	875	1,753
Foreign exchange losses on operating activities		3,594	2,041	2,989
Reclassified from hedging reserve		(1,322)	—	267
Changes in working capital:
Inventories		(9,510)	(378)	(965)
Prepayments		113	(1,726)	(1,704)
Contract assets – accrued revenue		20,250	3,554	(7,093)
Trade receivables(1)		(86,244)	2,358	24,433
Other receivables		(10,959)	7,193	(8,359)
Contract liabilities – deferred revenue		7,430	27,692	(6,261)
Trade and other payables(1)		28,995	(18,904)	(31,139)
Provisions		8,290	(5,118)	8
Cash generated from operations		107,498	117,461	128,857
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a increase in changes to trade receivables of £25,974,000 (2024: increase of £13,817,000; 2023: decrease of £1,064,000); and
●	an increase in changes to trade and other payables of £110,686,000 (2024: increase of £46,215,000; 2023: increase of £105,818,000).

Schedule of reconciliation of the movement in the Group's net debt

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2023	507,335	105,961	(76,019)	537,277
Cash flows	—	(109,378)	(698)	(110,076)
Other changes	3,712	38,991	3,168	45,871
Net debt at 30 June 2024	511,047	35,574	(73,549)	473,072
Cash flows	—	93,921	(7,609)	86,312
Other changes	(39,192)	35,624	(4,947)	(8,515)
Net debt at 30 June 2025	471,855	165,119	(86,105)	550,869